Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			$ (37,242,000)		$ (19,634,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			210,000		184,000
Stock-based compensation			4,995,000		710,000
Loss on disposal of PPE			42,000
Gain from debt forgiveness			(1,121,000)
Loss on debt extinguishment					180,000
Amortization and accretion of short-term investments			257,000		120,000
Other					(90,000)
Changes in operating assets and liabilities:
Accounts receivable, net			(215,000)		363,000
Inventories			919,000		(971,000)
Prepaid expenses and other current assets			(5,834,000)		162,000
Other long-term assets			(199,000)
Accounts payable			1,333,000		690,000
Accrued expenses			1,214,000		129,000
Other long-term liabilities			(1,118,000)		1,177,000
Net cash used in operating activities			(36,759,000)		(16,980,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			(276,000)		(80,000)
Purchases of short-term investments			(8,455,000)		(33,676,000)
Proceeds from sales of short-term investments			8,514,000
Proceeds from maturities of short-term investments			28,900,000		1,500,000
Net cash provided by (used in) investing activities			28,683,000		(32,256,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PPP loan					1,121,000
Repayment of long-term debt					(5,000,000)
Cash received from early exercises of options					253,000
Payment of debt issuance costs			(30,000)
Proceeds from issuance of common stock options, net of repurchase			469,000		225,000
Proceeds from convertible preferred stock, net of issuance costs					52,623,000
Net cash provided by financing activities			439,000		49,222,000
Effect of exchange rate changes on cash			(21,000)		(12,000)
Net increase (decrease) in cash and cash equivalents			(7,658,000)		(26,000)
Supplemental Disclosure of Non-cash Financing Activities:
Cash and cash equivalents, beginning of year			11,312,000		11,338,000
Cash and cash equivalents, end of year	$ 3,654,000	$ 11,312,000	3,654,000		11,312,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest					44,000
Cash paid for income taxes			2,000		25,000
NON-CASH INVESTING ACTIVITIES
Changes in accrued purchases of property and equipment					(3,000)
Vesting of early exercised stock options			151,000		51,000
Growth Capital Acquisition Corp.
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(7,559,340)	(114)		$ 8,261,624		$ (9,715)
Realized gain and interest earned on investment held in Trust Account	(14,931)			(5,514)
Warrant transaction costs				292,875
Excess value of UW warrants				1,293,750
Unrealized gain on Fair Value changes of warrants	5,330,250			(9,936,000)
Changes in operating assets and liabilities:
Prepaid expenses	103,973			(114,937)
Franchise tax payable	200,000
Accounts payable and accrued expenses	1,298,707			53,756
Changes in operating assets and liabilities:
Net cash used in operating activities	(641,341)			(154,446)		(9,715)
Cash Flows from Investing Activities:
Purchase of investments held in Trust Account				(172,500,000)
Cash Flows from Financing Activities:
Proceeds from notes payable – related parties		135,325
Proceeds from Initial Public Offering, net of underwriting fees				169,050,000
Borrowings from promissory note				135,325
Repayment of promissory note				(135,325)
Proceeds from private placement				5,175,000
Contribution from stockholder				4,086		9,000
Payment of offering costs		(55,425)		(826,946)
Proceeds from sale of common stock		4,086
Supplemental Disclosure of Non-cash Financing Activities:
Deferred offering costs included in accrued offering costs		12,708				20,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities				(172,500,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities		83,986		173,402,140		9,000
Net increase (decrease) in cash and cash equivalents	(641,341)	83,872		747,694		(715)
Supplemental Disclosure of Non-cash Financing Activities:
Value of Class A common stock subject to possible redemption at February 2, 2021, as restated				157,887,179
Change in value of Class A common stock subject to possible redemption, as restated				14,612,821
Initial classification of warrant liability				17,077,500
Cash and cash equivalents, beginning of year	749,737	2,043	85,915	2,043		2,758
Cash and cash equivalents, end of year	$ 108,396	$ 85,915	$ 108,396	749,737	$ 85,915	2,043
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for income taxes						$ 32